Summary of All Employee Restricted Equity Award Activity (Detail) (Employee Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Restricted Equity Awards
Number of Shares
Beginning of year	11,681,826	[1],[2],[3]	10,614,016	[1],[2],[3]	8,260,696	[1]
Add (deduct):
Granted	2,483,461	[1],[4]	2,841,400	[1],[4]	4,072,152	[1],[4]
Vested	(1,571,237)	[1]	(1,337,647)	[1]	(1,239,281)	[1]
Forfeited	(297,203)	[1]	(435,943)	[1]	(479,551)	[1]
End of year	12,296,847	[1],[2],[3]	11,681,826	[1],[2],[3]	10,614,016	[1],[2],[3]
Available, end of year	18,141,922	[1]	20,328,180	[1]	4,753,038	[1]
Weighted Average Grant Date Fair Value
Beginning of year	$ 16.55	[2],[3]	$ 17.04	[2],[3]	$ 20.39
Granted	$ 20.03	[4]	$ 17.50	[4]	$ 12.08	[4]
Vested	$ 19.88		$ 22.72		$ 23.14
Forfeited	$ 15.41		$ 15.58		$ 16.98
End of year	$ 16.86	[2],[3]	$ 16.55	[2],[3]	$ 17.04	[2],[3]

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares. All performance-based awards are included at their target amounts.
[2]	At December 31, 2011, the number of shares included 3,667,204 performance-based awards at their target amounts. We expect 3,791,224 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.
[3]	At December 31, 2011, the total unrecognized compensation cost related to unvested equity awards was $82.1 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.44 years.
[4]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2011 and 2010, the number granted includes 55,288 and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.